Basis of preparation, significant judgments, and accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation, significant judgments, and accounting policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment
Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Equipment	3 years